Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments And Contingencies [Abstract]
Commitments and Contingencies

30. COMMITMENTS AND CONTINGENCIES

A) Commitments

Cenovus has entered into various commitments in the normal course of operations primarily related to demand charges on firm transportation agreements. In addition, the Company has commitments related to its risk management program and an obligation to fund its defined benefit pension and other post-employment benefit plans. Additional information related to the Company’s commitments can be found in the notes to the annual Consolidated Financial Statements for the year ended December 31, 2019.

As at September 30, 2020, total commitments were $23 billion, of which $22 billion were for various transportation and storage commitments. Transportation commitments include $14 billion (December 31, 2019 – $13 billion) that are subject to regulatory approval or have been approved but are not yet in service. Terms are up to 20 years subsequent to the date of commencement and should help align with the Company’s future transportation requirements with anticipated production growth.

As at September 30, 2020, there were outstanding letters of credit aggregating $457 million issued as security for performance under certain contracts (December 31, 2019 – $364 million).

B) Contingencies

Legal Proceedings

Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.

Contingent Payment

In connection with the Acquisition, Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. As at September 30, 2020, the estimated fair value of the contingent payment was $46 million (see Note 20).